Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details)	12 Months Ended
Sep. 30, 2014
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 1	2.17%
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 2	2.73%
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 3	6.50
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 4	91.21%
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 5	71.39%
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 6	0.00%
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 7	0.00%